Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee Benefits	EMPLOYEE BENEFITS
In France, pension funds are generally financed by employer and employee contributions and are accounted for as a defined contribution plan with the employer contributions recognized as expense as incurred. The Group has no actuarial liabilities in connection with these plans. Related expenses recorded for the years ended December 31, 2021, 2020 and 2019 amounted to €774, €923 and €927 respectively.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement, which are accounted for as a defined benefit plan. Benefits do not vest prior to retirement. The liability is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final liability. At December 31, 2021, 2020 and 2019 pension provisions recorded were €864 , €922 and €1,408 , respectively.
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2019, 2020 and 2021:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Salary growth rate - in 2022	5.80%	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%	3.00%
Discount rate (iboxx)	0.75%	0.50%	0.87%
The discount rates are based on the market yield at December 31, 2019, 2020 and 2021 on high-quality corporate bonds.
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation	As of
(in € thousands)	2021/12/31
Defined benefit obligation as of January 01, 2019	1
Current service cost	—
Interest cost on benefit obligation	—
Actuarial losses / (gains) on obligation	—
Past service costs	—
Service paid to employees	—
Defined benefit obligation as of December 31, 2019	1
Defined benefit obligation as of January 01, 2020 - as adjusted	1,181
Current service cost	181
Interest cost on benefit obligation	11
Actuarial losses / (gains) on obligation	(255)
Past service costs	(196)
Service paid to employees	—
Defined benefit obligation as of December 31, 2020	922
Current service cost	154
Interest cost on benefit obligation	5
Actuarial losses / (gains) on obligation	—
Past service costs	(216)
Service paid to employees	—
Defined benefit obligation as of December 31, 2021	864
The amounts in the table above reflect the impact of the April 2021 IFRIC decision on IAS 19 related to Attributing Benefits to Periods of Service. This decision resulted in a reversal for €226 of the provision at January 1, 2020 mainly due to the retirement indemnities in France, which, before this decision, were spread out as of the arrival of the employee in the Company and now only start from the date from which each service year grants benefit entitlements.
The reduction of €255 related to the cost of past services/change in settlement terms recognized between January 1, 2020 and December 31, 2020 in connection with the settlement of the rights of those employees who left the Group, notably within the scope of the PSE.
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate :

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(30)
-	0.25%	31